NET INCOME (LOSS) PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Numerator:
Net income attributable to shareholders of the Company | ¥	¥ 3,496,606		¥ 2,501,595	¥ 1,193,311
Deemed dividend to shareholders upon issuance of Series A and A+ preferred share (note 9) | ¥				(3,097,733)
Net (loss) income attributable to ordinary shareholders of the Company	¥ 3,496,606	$ 535,878	¥ 2,501,595	¥ (1,904,422)
Denominator:
Weighted average Class A and Class B ordinary shares outstanding used in computing basic income (loss) per ordinary share	298,222,207	298,222,207	288,827,604	202,751,277
Plus: incremental weighted average ordinary shares from assumed exercise of stock options and restricted shares using the treasury stock method	8,442,892	8,442,892	12,110,866
Weighted average Class A and Class B ordinary shares outstanding used in computing diluted income (loss) per ordinary share	306,665,099	306,665,099	300,938,470	202,751,277
Basic net income (loss) per share (in CNY per share) | (per share)	¥ 11.72	$ 1.80	¥ 8.66	¥ (9.39)
Diluted net income (loss) per share (in CNY per share) | (per share)	¥ 11.40	$ 1.75	¥ 8.31	¥ (9.39)
Stock options
Denominator:
Anti-dilutive securities excluded from the calculation of diluted net loss per share				2,679,463
Preferred Stock
Denominator:
Anti-dilutive securities excluded from the calculation of diluted net loss per share				21,857,895
Stock options and restricted stock units
Denominator:
Anti-dilutive securities excluded from the calculation of diluted net loss per share	0	0	0